Share-based Compensation - Summary of Share-Based Compensation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	¥ 37,359	$ 5,862	¥ 50,741	¥ 0
Cost of revenues [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	11,484	1,802	14,789	0
Selling and marketing expenses [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	3,431	538	2,370	0
General and administrative expenses [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	12,496	1,961	16,128	0
Research and development expenses [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	¥ 9,948	$ 1,561	¥ 17,454	¥ 0